Significant Components of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards	$ 4,072	$ 3,248
Loss on equity method investment		15,621
Share-based compensation	267	234
Intangible assets	738	354
Property, plant and equipment	86	100
Other	109	(275)
Deferred Tax Assets, Gross, Total	5,272	19,282
Less: valuation allowance	(5,216)	(18,333)	(25,256)	(7,402)
Deferred tax assets - net	$ 56	$ 949